Related Party Transactions (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		$ 2,046,496		$ 1,522,777		$ 1,537,198
Post-Employment Superannuation Contribution		41,062		44,389		87,465
Long Term Benefits Long-service Leave		23,016		(1,061)		28,600
Equity Options		20,443		608,179		16,307
Total		2,131,017		2,174,284		1,669,570
Directors [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		1,262,209		740,225		1,018,283
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		20,531		20,049		55,578
Long Term Benefits Long-service Leave		7,794				8,146
Equity Options		20,443		470,000
Total		1,310,977		1,238,037		1,082,007
Directors [Member] | Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[1]	395,728		381,340	[2]	419,313
Short Term Benefits Bonus					[1],[2]		[1]
Post-Employment Superannuation Contribution	[1]	20,531		20,049	[2]	26,411
Long Term Benefits Long-service Leave	[1]	7,794		7,763	[2]	8,146
Equity Options	[1]			235,000	[2]
Total	[1]	424,053		644,152	[2]	453,870
Directors [Member] | Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		580,000	[3]	60,000	[2]	140,000	[4]
Short Term Benefits Bonus			[3]		[2]		[4]
Post-Employment Superannuation Contribution			[3]		[2]		[4]
Long Term Benefits Long-service Leave			[3]		[2]		[4]
Equity Options			[3]	58,750	[2]		[4]
Total		580,000	[3]	118,750	[2]	140,000	[4]
Directors [Member] | Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		80,000		82,500	[2]	55,833
Short Term Benefits Bonus					[2]
Post-Employment Superannuation Contribution					[2]	29,167
Long Term Benefits Long-service Leave					[2]
Equity Options				58,750	[2]
Total		80,000		141,250	[2]	85,000
Directors [Member] | George Mihaly [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		66,667	[5]	77,500	[2]	75,000
Short Term Benefits Bonus					[2]
Post-Employment Superannuation Contribution			[5]		[2]
Long Term Benefits Long-service Leave			[5]		[2]
Equity Options			[5]	58,750	[2]
Total		66,667	[5]	136,250	[2]	75,000
Directors [Member] | Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		60,000		60,000	[2]	60,000
Short Term Benefits Bonus					[2]
Post-Employment Superannuation Contribution					[2]
Long Term Benefits Long-service Leave					[2]
Equity Options				58,750	[2]
Total		60,000		118,750	[2]	60,000
Directors [Member] | Ira Shoulson [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		58,314	[5],[6]	78,885	[7]	268,137	[4]
Short Term Benefits Bonus					[7]		[4]
Post-Employment Superannuation Contribution			[5],[6]		[7]		[4]
Long Term Benefits Long-service Leave			[5],[6]		[7]		[4]
Equity Options		20,443	[5],[6]		[7]		[4]
Total		78,757	[5],[6]	$ 78,885	[7]	$ 268,137	[4]
Directors [Member] | Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[5]	10,750
Short Term Benefits Bonus	[5]
Post-Employment Superannuation Contribution	[5]
Long Term Benefits Long-service Leave	[5]
Equity Options	[5]
Total	[5]	10,750
Directors [Member] | Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[5]	10,750
Short Term Benefits Bonus	[5]
Post-Employment Superannuation Contribution	[5]
Long Term Benefits Long-service Leave	[5]
Equity Options	[5]
Total	[5]	$ 10,750

[1]	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
[2]	The Directors received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the inputs as disclosed in note 15.
[3]	Includes fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of $520,000 for corporate advisory services including seeking and advancing opportunities to expand the company's product pipeline and other sources of funding to commence and continue the company’s clinical trials.
[4]	Includes consulting fees paid to an associated entity of Mr. Lawrence Gozlan, and Dr. Ira Shoulson in the amount of $80,000 and $223,201, respectively
[5]	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from 1 July 2018 to 8 April 2019, being the last day of being the Company's director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from 8 April 2019, being the date of their appointment as directors of the Company, to 30 June 2019.
[6]	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the inputs as disclosed in note 15.
[7]	Includes consulting fees paid to Dr. Ira Shoulson in the amount of A$12,021.